Touchstone Variable Series Trust                            Annual Report
                                                        December 31, 2002
o       Touchstone International Equity
o       Touchstone Emerging Growth
o       Touchstone Small Cap Value
o       Touchstone Growth/Value
o       Touchstone Large Cap Growth
o       Touchstone Enhanced 30
o       Touchstone Value Plus
o       Touchstone Growth & Income
o       Touchstone Balanced
o       Touchstone High Yield
o       Touchstone Bond
o       Touchstone Standby Income
o       Touchstone Money Market


TOUCHSTONE
-------------------
              GOLD
          VARIABLE
           ANNUITY




This is one part of a two part report.

This is one part of a two-part annual report. This part contains financial statements and performance information for the following funds of the Touchstone Variable Series Trust: Touchstone International Equity, Touchstone Emerging Growth, Touchstone Small Cap Value, Touchstone Growth/Value, Touchstone Large Cap Growth, Touchstone Enhanced 30, Touchstone Value Plus, Touchstone Growth & Income, Touchstone Balanced, Touchstone High Yield, Touchstone Bond, Touchstone Standby Income and Touchstone Money Market. The other part of the report contains financial statements and performance information for the following funds: AIM V.I. Growth, AIM V.I. Government Securities, Alger American Small Capitalization, Alger American Growth, MFS VIT Emerging Growth, MFS VIT Investors Trust, PIMCO VIT Long-Term U.S. Government and Scudder VIT Equity 500 Index. Please call Touchstone at 800.669.2796 (press 2) for additional information.

Separate Account1 of Western-Southern Life Assurance Company holds the assets allocated to its sub-accounts by the owners of the variable annuity contracts. The assets of these sub-accounts are invested in the corresponding funds listed above. The financial statements and performance returns in this annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the variable annuity contract. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. For more information about any Touchstone annuity or investment option, including charges and expenses, call Touchstone for a free prospectus. Read it carefully before you invest. Touchstone Gold Variable Annuities are underwritten by Western-Southern Life Assurance Company, Cincinnati, Ohio and distributed by Touchstone Securities, Inc.,* Cincinnati, Ohio. Western-Southern Life Assurance Company and Touchstone Securities, Inc. are both members of the Western & Southern Financial Group.

 * A registered broker-dealer and member of the NASD and SIPC

Underwriter for Touchstone Variable Annuities
---------------------------------------------
Western-Southern Life Assurance Company
400 Broadway
Cincinnati, Ohio 45202

Distributor for Touchstone Variable Annuities
---------------------------------------------
Touchstone Securities, Inc.
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202
800.638.8194 Broker-Dealers
800.285.2858 Financial Institutions

Variable Annuity Service Center
-------------------------------
Touchstone Variable Annuity Service Center
P.O. Box 2850
Cincinnati, Ohio 45201-2850
800.669.2796 (press 2)




TOUCHSTONE
------------
The Mark of Excellence in Investment Management SM


Retire on Your Terms
Variable Annities


7141-AN-0301

Touchstone Variable Series Trust                              ANNUAL REPORT
                                                          DECEMBER 31, 2002
o       Touchstone International Equity
o       Touchstone Emerging Growth
o       Touchstone Small Cap Value
o       Touchstone Enhanced 30
o       Touchstone Value Plus
o       Touchstone Growth & Income
o       Touchstone Balanced
o       Touchstone High Yield
o       Touchstone Bond
o       Touchstone Standby Income


TOUCHSTONE
----------------------
               SELECT
             VARIABLE
              ANNUITY

This is one part of a two part report.

This is one part of a two-part annual report. This part contains financial statements and performance information for the following funds of the Touchstone Variable Series Trust: Touchstone International Equity, Touchstone Emerging Growth, Touchstone Small Cap Value, Touchstone Enhanced 30, Touchstone Value Plus, Touchstone Growth & Income, Touchstone Balanced, Touchstone High Yield, Touchstone Bond and Touchstone Standby Income. The other part of the report contains financial statements and performance information for the following funds: AIM V.I. Growth, AIM V.I. Government Securities, Alger American Small Capitalization, Alger American Growth, MFS VIT Emerging Growth, MFS VIT Investors Trust, PIMCO VIT Long-Term U.S. Government and Scudder VIT Equity 500 Index. Please call Touchstone at 800.669.2796 (press 2) for additional information.

Separate Account1 of Western-Southern Life Assurance Company holds the assets allocated to its sub-accounts by the owners of the variable annuity contracts. The assets of these sub-accounts are invested in the corresponding funds listed above. The financial statements and performance returns in this annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the variable annuity contract. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. For more information about any Touchstone annuity or investment option, including charges and expenses, call Touchstone for a free prospectus. Read it carefully before you invest. Touchstone Select Variable Annuities are underwritten by Western-Southern Life Assurance Company, Cincinnati, Ohio and distributed by Touchstone Securities, Inc.,* Cincinnati, Ohio. Western-Southern Life Assurance Company and Touchstone Securities, Inc. are both members of the Western & Southern Financial Group.

 * A registered broker-dealer and member of the NASD and SIPC

Underwriter for Touchstone Variable Annuities
---------------------------------------------
Western-Southern Life Assurance Company
400 Broadway
Cincinnati, Ohio 45202

Distributor for Touchstone Variable Annuities
---------------------------------------------
Touchstone Securities, Inc.
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202
800.638.8194 Broker-Dealers
800.285.2858 Financial Institutions

Variable Annuity Service Center
-------------------------------
Touchstone Variable Annuity Service Center
P.O. Box 2850
Cincinnati, Ohio 45201-2850
800.669.2796 (press 2)


TOUCHSTONE
------------
The Mark of Excellence in Investment Management SM


Retire on Your Terms
Variable Annities

7143-AN-0301

o       AIM V.I. Growth                                         ANNUAL REPORT
o       AIM V.I. Government Securities                       DECEMBER 31,2002
o       Alger American Small Capitalization
o       Alger American Growth
o       MFS VIT Emerging Growth
o       MFS VIT Investors Trust
o       PIMCO VIT Long-Term U.S. Government
o       Scudder VIT Equity 500 Index


TOUCHSTONE
---------------------
             VARIABLE
            ANNUITIES



This is one part of a two part report.

This is one part of a two-part annual report. This part contains financial statements and performance information for the following funds: AIM V.I. Growth, AIM V.I. Government Securities, Alger American Small Capitalization, Alger American Growth, MFS VIT Emerging Growth, MFS VIT Investors Trust, PIMCO VIT Long-Term U.S. Government andScudder VIT Equity 500 Index. The other part of the report contains financial statements and performance information for the following funds of the Touchstone Variable Series Trust: Touchstone International Equity, Touchstone Emerging Growth, Touchstone Small Cap Value, Touchstone Growth/Value, Touchstone Large Cap Growth, Touchstone Enhanced 30, Touchstone Value Plus, Touchstone Growth & Income, Touchstone Balanced, Touchstone High Yield, Touchstone Bond, Touchstone Standby Income and Touchstone Money Market. Please call Touchstone at 800.669.2796 (press 2) for additional information.

Separate Accounts 1 and 2 of Western-Southern Life Assurance Company hold the assets allocated to their sub-accounts by the owners of the variable annuity contracts. The assets of these sub-accounts are invested in the corresponding funds listed above. The financial statements and performance returns in this annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the variable annuity contract. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. For more information about any Touchstone annuity or investment option, including charges and expenses, call Touchstone for a free prospectus. Read it carefully before you invest. Touchstone Gold, Touchstone Advisor and Touchstone Select Variable Annuities are underwritten by Western-Southern Life Assurance Company, Cincinnati, Ohio and distributed by Touchstone Securities, Inc.,* Cincinnati, Ohio. Western-Southern Life Assurance Company and Touchstone Securities, Inc. are both members of the Western & Southern Financial Group.

 * A registered broker-dealer and member of the NASD and SIPC

Underwriter for Touchstone Variable Annuities
---------------------------------------------
Western-Southern Life Assurance Company
400 Broadway
Cincinnati, Ohio 45202


Distributor for Touchstone Variable Annuities
---------------------------------------------
Touchstone Securities, Inc.
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202
800.638.8194 Broker-Dealers
800.285.2858 Financial Institutions


Variable Annuity Service Center
-------------------------------
Touchstone Variable Annuity Service Center
P.O. Box 2850
Cincinnati, Ohio 45201-2850
800.669.2796 (press 2)

TOUCHSTONE
----------------
The Mark of Excellence in Investment Management SM

Retire on Your Terms
Variable Annities

7460-AN-0301

The Annual Reports of the following investment companies are made a part hereof and incorporated herein.


         Touchstone Variable Series Trust (File No. 811-8416)
            Touchstone International Equity Fund
            Touchstone Emerging Growth Fund
            Touchstone Small Cap Value Fund
            Touchstone Growth/Value Fund
            Touchstone Large Cap Growth Fund
            Touchstone Enhanced 30 Fund
            Touchstone Value Plus Fund
            Touchstone Growth & Income Fund
            Touchstone Balanced Fund
            Touchstone High Yield Fund
            Touchstone Bond Fund
            Touchstone Standby Income Fund
            Touchstone Money Market Fund

         AIM Variable Insurance Funds, Inc. (File No. 811-7452)
            AIM V.I. Growth Fund, Series I Shares
            AIM V.I. Government Securities Fund, Series I Shares

         The Alger American Fund (File No. 811-5550)
            Alger American Growth Portfolio
            Alger American Small Capitalization Portfolio

         Deutsche VIT Funds (File No. 811-7507)
            Deutsche VIT Equity 500 Index Fund

         MFS Variable Insurance Trust (File No. 811-8326)
            MFS Emerging Growth Series, Initial Class
            MFS Investors Trust Series, Initial Class

         PIMCO Variable Insurance Trust (File No. 811-8399)
            Long-Term U.S. Government Portfolio-Administrative Class